GOVERNMENT PARTICIPATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 14, 2020
Government Grants [Abstract]
Credited to non-financial assets	$ 11.7	$ 15.6
Credited to income	20.2	18.0
Total contributions	31.9	$ 33.6
Government contributions relating to Covid-19	160.5
Non-financial assets, Government contributions relating to Covid-19	33.1
Income, Government contributions relating to Covid-19	$ 127.4
Investment in repayable contributions, healthcare R&D programs			$ 30.0
Eligible costs incurred by the company to fiscal 2022	50.00%
Non-refundable grants	$ 10.0